Finance and Other Income and Foreign Exchange Gains/(Losses), Net - Summary of Finance and Other Income and Foreign Exchange Gains/(Losses), Net (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of finance and other income and Foreign exchange gains/(losses), net [abstract]
Interest income	₨ 17,806		₨ 18,066	₨ 20,364
Dividend income	609		311	66
Net gain from investments classified as FVTPL	5,410		3,822	2,991
Net gain from investments classified as FVOCI	174		220	30
Finance and other income	23,999	$ 369	22,419	23,451
Foreign exchange gains/(losses), net on financial instrument measured at FVTPL	(107)		6,975	920
Other Foreign exchange gains/(losses), net	1,595		(3,198)	2,947
Foreign exchange gains/(losses), net	1,488		3,777	3,867
Finance and other income and Foreign exchange gains/(losses), net	₨ 25,487		₨ 26,196	₨ 27,318